Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")
Note 6 - Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")
The following information provides insight into amounts impacting the Company’s Other comprehensive income (loss), both before and after-tax impacts, within the Consolidated Statements of Comprehensive Income, which also impact Accumulated other comprehensive income (“AOCI”) in the Consolidated Balance Sheets and the Consolidated Statements of Equity.
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	Year Ended December 31,
	2021			2020			2019
(Thousands of dollars)	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
Defined benefit pension plans:
Net actuarial gain/(loss)	$59,176	$(14,202)	$44,974	$(57,539)	$13,809	$(43,730)	$(71,087)	$17,061	$(54,026)
Amortization of prior service cost	959	(230)	729	1,155	(277)	878	1,271	(305)	966
Amortization of net actuarial (gain)/loss	44,597	(10,703)	33,894	37,830	(9,079)	28,751	23,376	(5,610)	17,766
Prior service cost	—	—	—	—	—	—	(1,878)	452	(1,426)
Regulatory adjustment	(88,194)	21,167	(67,027)	7,435	(1,785)	5,650	36,944	(8,867)	28,077
Pension plans other comprehensive income (loss)	16,538	(3,968)	12,570	(11,119)	2,668	(8,451)	(11,374)	2,731	(8,643)
FSIRS (designated hedging activities):
Amounts reclassified into net income	2,174	(522)	1,652	3,247	(780)	2,467	3,344	(803)	2,541
FSIRS other comprehensive income (loss)	2,174	(522)	1,652	3,247	(780)	2,467	3,344	(803)	2,541
Total other comprehensive income (loss) –Southwest Gas Corporation	18,712	(4,490)	14,222	(7,872)	1,888	(5,984)	(8,030)	1,928	(6,102)
Foreign currency translation adjustments:
Translation adjustments	20	—	20	1,713	—	1,713	2,038	—	2,038
Foreign currency other comprehensive income (loss)	20	—	20	1,713	—	1,713	2,038	—	2,038
Total other comprehensive income (loss) – Southwest Gas Holdings, Inc.	$18,732	$(4,490)	$14,242	$(6,159)	$1,888	$(4,271)	$(5,992)	$1,928	$(4,064)
(1) Tax amounts are calculated using a 24% rate. With regard to foreign currency translation adjustments, the Company has elected to indefinitely reinvest the earnings of Centuri’s Canadian subsidiaries in Canada, thus preventing deferred taxes on such earnings. As a result of this assertion, and no repatriation of earnings anticipated, the Company is not recognizing a tax effect or presenting a tax expense or benefit for currency translation adjustments in Other comprehensive income (loss).
Approximately $416,000 of realized losses (net of tax) related to the remaining balance of Southwest’s previously settled FSIRS, included in AOCI at December 31, 2021, will be reclassified into interest expense within the next 3 months (the remainder of the amortization period for the balance) as the related interest payments on long-term debt occur.
The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

	Defined Benefit Plans			FSIRS			Foreign Currency Items
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit	After-Tax	AOCI
Beginning Balance AOCI December 31, 2020	$(77,720)	$18,653	$(59,067)	$(2,719)	$651	$(2,068)	$132	$—	$132	$(61,003)
Net actuarial gain/(loss)	59,176	(14,202)	44,974	—	—	—	—	—	—	44,974
Translation adjustments	—	—	—	—	—	—	20	—	20	20
Other comprehensive income before reclassifications	59,176	(14,202)	44,974	—	—	—	20	—	20	44,994
FSIRS amount reclassified from AOCI (1)	—	—	—	2,174	(522)	1,652	—	—	—	1,652
Amortization of prior service cost (2)	959	(230)	729	—	—	—	—	—	—	729
Amortization of net actuarial loss (2)	44,597	(10,703)	33,894	—	—	—	—	—	—	33,894
Regulatory adjustment (3)	(88,194)	21,167	(67,027)	—	—	—		—	—	(67,027)
Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc.	16,538	(3,968)	12,570	2,174	(522)	1,652	20	—	20	14,242
Ending Balance AOCI December 31, 2021	$(61,182)	$14,685	$(46,497)	$(545)	$129	$(416)	$152	$—	$152	$(46,761)
(1)The FSIRS reclassification amount is included in Net interest deductions on the Company’s Consolidated Statements of Income.
(2)These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(3)The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in Deferred charges and other assets on the Company’s Consolidated Balance Sheets).
(4)    Tax amounts are calculated using a 24% rate.
The following table represents a rollforward of AOCI, presented on Southwest’s Consolidated Balance Sheets:

	Defined Benefit Plans			FSIRS
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (9)	After- Tax	Before- Tax	Tax (Expense) Benefit (9)	After- Tax	AOCI
Beginning Balance AOCI December 31, 2020	$(77,720)	$18,653	$(59,067)	$(2,719)	$651	$(2,068)	$(61,135)
Net actuarial gain/(loss)	59,176	(14,202)	44,974	—	—	—	44,974
Other comprehensive loss before reclassifications	59,176	(14,202)	44,974	—	—	—	44,974
FSIRS amount reclassified from AOCI (6)	—	—	—	2,174	(522)	1,652	1,652
Amortization of prior service cost (7)	959	(230)	729	—	—	—	729
Amortization of net actuarial loss (7)	44,597	(10,703)	33,894	—	—	—	33,894
Regulatory adjustment (8)	(88,194)	21,167	(67,027)	—	—	—	(67,027)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	16,538	(3,968)	12,570	2,174	(522)	1,652	14,222
Ending Balance AOCI December 31, 2021	$(61,182)	$14,685	$(46,497)	$(545)	$129	$(416)	$(46,913)
(6)    The FSIRS reclassification amount is included in Net interest deductions on Southwest’s Consolidated Statements of Income.
(7)    These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(8)    The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included Deferred charges and other assets on Southwest’s Consolidated Balance Sheets).
(9)    Tax amounts are calculated using a 24% rate.
The following table represents amounts (before income tax impacts) included in AOCI (in the tables above), that have not yet been recognized in net periodic benefit cost:

	Year Ended December 31,
(Thousands of dollars)	2021	2020
Net actuarial loss	$(399,010)	$(502,783)
Prior service cost	(1,528)	(2,487)
Less: amount recognized in regulatory assets	339,356	427,550
Recognized in AOCI	$(61,182)	$(77,720)
See Note 11 - Pension and Other Postretirement Benefits for more information on the defined benefit pension plans and Note 1 - Background, Organization, and Summary of Significant Accounting Policies for more information on the FSIRS.